Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 5,769
Research and development costs	52,200	$ 40,776		$ 31,199
Research tax credit	(6,328)	(4,871)		(3,123)
Government and other grants	(3,621)	(456)		(247)
Development costs capitalized (*)	(18,297)	(6,061)		(5,020)
Amortization of capitalized development costs	2,460	1,495		1,076
Total research and development expense	26,414	30,883	[1]	23,885	[1]
Research tax credit	$ (1,587)	$ (1,382)		$ (606)

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2